Derivative Financial Instruments and Off-balance sheet Financial Instruments - Foreign currency contracts in cash flow hedging and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	$ 97,717	$ 58,350	$ 865
Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	100,412	59,087	638
Contract benefits
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	1,699	987	(326)
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	(4,394)	(1,724)	553
Interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(37)	(200)	65
Interest rate contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(37)	(200)	65
Interest rate contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Equity and index contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	844	1,988	(768)
Equity and index contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1)	1	0
Equity and index contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Equity and index contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	845	1,987	(768)
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(3,540)	(2,724)	995
Embedded derivative financial instruments | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Embedded derivative financial instruments | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	1,699	987	(326)
Embedded derivative financial instruments | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(5,239)	(3,711)	1,321
Foreign currency contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(304)	364	887
Foreign currency contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(304)	364	887
Foreign currency contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Foreign currency contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Other assets – Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	100,754	58,922	(314)
Other assets – Structured settlement annuity reinsurance agreement | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	100,754	58,922	(314)
Other assets – Structured settlement annuity reinsurance agreement | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Other assets – Structured settlement annuity reinsurance agreement | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 0	$ 0	$ 0